Advances to Suppliers and Other Current Assets (Details) ¥ in Thousands			1 Months Ended										12 Months Ended
	Sep. 28, 2023 USD ($)	Sep. 27, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Oct. 30, 2024 USD ($)	Oct. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Aug. 29, 2024 USD ($)	Aug. 29, 2024 CNY (¥)	Sep. 28, 2023 CNY (¥)	Sep. 27, 2023 CNY (¥)	Jul. 16, 2021 USD ($)	Jul. 16, 2021 CNY (¥)
Advances to Suppliers and other Current Assets [Line Items]
Prepayment of projects													$ 38,426,383				$ 22,475,067
Terminated, amount			$ 370,000	¥ 2,570
Construction period	18 months
Fujian Xinchang Construction Engineering Co., Ltd [Member]
Advances to Suppliers and other Current Assets [Line Items]
Construction contract amount	$ 19,670,000	$ 19,670,000																			¥ 140,000	¥ 140,000
Payment for construction contract															$ 9,830,000	¥ 70,000
Nanping Golden Heaven [Member]
Advances to Suppliers and other Current Assets [Line Items]
Payment for construction contract									$ 9,830,000	¥ 70,000					14,270,000	100,000
Fujian Xinchang [Member]
Advances to Suppliers and other Current Assets [Line Items]
Prepayment of projects									22,480,000						22,480,000
Construction contract amount		25,280,000																				180,000
Payment for construction contract									$ 12,640,000	¥ 90,000
Other Current Assets [Member]
Advances to Suppliers and other Current Assets [Line Items]
Terminated, amount					$ 14,270,000	¥ 100,000	$ 960,000	¥ 6,700
Other Current Assets [Member] | Fujian Xinchang Construction Engineering Co., Ltd [Member]
Advances to Suppliers and other Current Assets [Line Items]
Construction contract amount	25,280,000	$ 38,530,000																	$ 920,000	¥ 6,420	180,000	270,000
Construction period		18 years
Other Current Assets [Member] | Nanping Golden Heaven [Member]
Advances to Suppliers and other Current Assets [Line Items]
Payment for construction contract													370,000	¥ 2,570	12,640,000	90,000
Other Current Assets [Member] | Nanping Golden Heaven [Member] | Fujian Xinchang [Member]
Advances to Suppliers and other Current Assets [Line Items]
Payment for construction contract															12,840,000	90,000
Other Current Assets [Member] | Yueyang Jinsheng Amusement Development Co.,Ltd. [Member]
Advances to Suppliers and other Current Assets [Line Items]
Construction contract amount																							$ 68,450,000	¥ 480,000
Payment for construction contract											$ 10,280,000	¥ 72,000
Payments of recovered amount													$ 9,320,000					¥ 65,300
Other Current Assets [Member] | Fujian Xinchang [Member]
Advances to Suppliers and other Current Assets [Line Items]
Construction contract amount	$ 25,690,000	$ 19,980,000																			¥ 180,000	¥ 140,000
Other Current Assets [Member] | Fujian Xinchang One [Member]
Advances to Suppliers and other Current Assets [Line Items]
Payment for construction contract															$ 9,990,000	¥ 70,000